Annual Operating Expenses {- Fidelity Advisor® Equity Growth Fund} - 11.30 Fidelity Advisor Equity Growth Fund - AMCIZ PRO-13 - Fidelity Advisor® Equity Growth Fund	Jan. 29, 2022
Fidelity Advisor Equity Growth Fund-Class A
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.19%
Total annual operating expenses	0.97%
Fidelity Advisor Equity Growth Fund-Class M
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.18%
Total annual operating expenses	1.21%
Fidelity Advisor Equity Growth Fund-Class C
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.21%
Total annual operating expenses	1.74%
Fidelity Advisor Equity Growth Fund - Class I
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Total annual operating expenses	0.71%
Fidelity Advisor Equity Growth Fund-Class Z
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.60%